Financial Liabilities - Summary of Short-term Borowings (Detail) - 12 months ended Dec. 31, 2019 ₩ in Millions, ¥ in Millions, $ in Millions	KRW (₩)	USD ($)	CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	₩ 696,793
Standard Chartered Bank Korea Limited [member]
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings, annual interest rate description	12ML + 0.78~0.88
Standard Chartered Bank Vietnam And Others [member]
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings, annual interest rate description	3ML + 0.80~0.90
Standard Chartered Bank China Limited And Others [member]
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings, annual interest rate description	PBOC x 1.05 PBOC - 0.05
Won [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	₩ 696,793
Won [member] | Standard Chartered Bank Korea Limited [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	347,340
Won [member] | Standard Chartered Bank Vietnam And Others [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	61,613
Won [member] | Standard Chartered Bank China Limited And Others [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	₩ 287,840
Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings		$ 353	¥ 1,737